Retail | Calvert Global Water Fund
CALVERT GLOBAL WATER FUND Class (Ticker): A (CFWAX) C (CFWCX) Y (CFWYX)
INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, using the Fund's corporate responsibility standards and strategies. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 36 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Calvert Global Water Fund		Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%	none
Redemption fee	[2]	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Retail Calvert Global Water Fund		Class A	Class C	Class Y
Management fees	[1]	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.76%	0.95%	1.25%
Total annual fund operating expenses		2.31%	3.25%	2.55%
Less fee waiver and/or expense reimbursement	[2]	(0.46%)	(0.40%)	(0.95%)
Net expenses		1.85%	2.85%	1.60%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2013. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C and 1.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Retail Calvert Global Water Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	1,120	1,612	2,961
Class C	388	964	1,663	3,522
Class Y	163	703	1,270	2,814

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Calvert Global Water Fund Class C	288	964	1,663	3,522

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water-related services or technologies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technologies, services and products including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water. A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and S-Network Global Water IndexSM. For more information on these indices, see "Description of Water Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is non-diversified.

The Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the

Fund's current investment criteria, including financial, sustainability, and social responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	25.55%
Worst Quarter (of periods shown)	12/31/08	-19.93%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted, if any)
Average Annual Total Returns - Retail Calvert Global Water Fund	1 year	Since Inception	Inception Date
Class A	(14.21%)	0.15%	Sep. 30, 2008
Class A Return after taxes on distributions	(16.07%)	(0.78%)
Class A Return after taxes on distributions and sale of Fund shares	(7.90%)	(0.09%)
Class C	(11.69%)	0.66%	Sep. 30, 2008
Class Y	(9.69%)	1.80%	Sep. 30, 2008
S-Network Global Water Index (reflects no deduction for fees, expenses or taxes)	(11.55%)	1.82%
Lipper Global Natural Resources Funds Avg. (reflects no deduction for taxes)	(16.65%)	(2.09%)